Other Liabilities - Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Other current liabilities
Taxes other than income taxes	$ 149,203	$ 128,703
Employee compensation	145,616	146,891
Accrued interest payable	139,276	179,230
Accrued expenses	115,165	121,181
Current financial liabilities	107,316	113,217
Jackpot liabilities	76,191	84,250
Contract liabilities	72,005	81,111
Payable to Italian regulator	0	899,475
Other	11,950	26,817
Total other current liabilities	$ 816,722	$ 1,780,875